Goodwill and intangible assets - Key assumptions used in calculating the recoverable amount (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Arizona
Basis of presentation
Recoverable amount	$ 394,670
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	25.90%
Colorado
Basis of presentation
Recoverable amount	$ (15,100)
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	25.55%
Connecticut
Basis of presentation
Recoverable amount	$ 144,940
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	28.50%
Florida
Basis of presentation
Recoverable amount	$ 1,026,350
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	26.50%
Illinois
Basis of presentation
Recoverable amount	$ 292,150
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	30.50%
Maine
Basis of presentation
Recoverable amount	$ 23,920
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	24.50%
Maryland
Basis of presentation
Recoverable amount	$ 151,520
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	29.25%
Massachusetts
Basis of presentation
Recoverable amount	$ 50,420
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	29.00%
Michigan
Basis of presentation
Recoverable amount	$ 15,130
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	27.00%
Nevada
Basis of presentation
Recoverable amount	$ 120,580
Terminal value growth rate	3.00%
Post-tax discount rate	18.00%
Tax rate	21.00%
New Jersey
Basis of presentation
Recoverable amount	$ 992,840
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	32.50%
North Dakota and Oregon
Basis of presentation
Recoverable amount	$ (4,330)
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	25.31%
Ohio
Basis of presentation
Recoverable amount	$ 70,890
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	21.00%
Oregon
Basis of presentation
Recoverable amount	$ 12,580
Terminal value growth rate	3.00%
Post-tax discount rate	16.00%
Tax rate	27.60%
Pennsylvania
Basis of presentation
Recoverable amount	$ 277,810
Terminal value growth rate	3.00%
Post-tax discount rate	17.00%
Tax rate	30.99%
International
Basis of presentation
Recoverable amount	$ 283,987
Terminal value growth rate	3.00%
Post-tax discount rate	18.00%
Tax rate	23.43%